Intangible Assets and Impairment Testing	12 Months Ended
Dec. 31, 2022
Intangible Assets and Impairment Testing
Intangible Assets and Impairment Testing

Note 15 Intangible Assets and Impairment Testing

	December 31,
	2022	2021
Licenses and similar rights
Cost at opening balance	390,166	380,836
Acquisition for the year	—	16,066
Exchange differences on translation	78,545	(6,736)
Cost at closing balance	468,711	390,166

Impairment
Cost at opening balance	(27,975)	—
Impairment	—	(27,975)
Exchange differences on translation	(2,679)	—
Accumulated impairment at closing balance	(30,654)	(27,975)

Goodwill
Cost at opening balance	37,227	37,989
Exchange differences on translation	8,557	(762)
Cost at closing balance	45,784	37,227

Net book value	483,841	399,418

Intangible assets consist of licenses and similar rights of SEK 438,057 and goodwill of SEK 45,784 as of December 31, 2022.

Intangible assets are mainly from the acquisition of the NOX platform and associated goodwill. The net book value of the NOX platform amounts to SEK 405,925 as of December 31, 2022. The NOX platform constitutes a technology, including the lead compound setanaxib, enables the identification of orally available small molecules which selectively inhibit specific NOX enzymes that amplify multiple disease processes such as fibrosis and inflammation. The estimated fair value of the NOX platform was determined using the discounted cash flow (DCF) method, adjusted for the likelihood of occurrence.

Impairment Testing of Intangible Assets

Goodwill

The assessment of the value of the Group’s goodwill is based on the fair value less cost of disposals for the smallest cash-generating unit, which for Calliditas is deemed to be the full Group. The impairment measurement is based on a probability-adjusted cash flow model, measured at Level 3 of the fair value hierarchy, where the most critical assumptions mainly consist of assumptions about the timing of potential commercialization, market size, market share and probability of reaching the market. The period for the forecast cash flow extends to 2035, where no terminal growth rate has been taken into account. As of December 31, 2022, the Group’s goodwill amounted to SEK 45,784. There is no impairment for the year ended December 31, 2022.

The following table shows the discount rate used before tax:

	Year Ended December 31,
Parameter, %	2022	2021
Discount rate	12.0	11.0

Intangible assets, not yet available for use

These significantly consist of the NOX platform and Budenofalk 3 mg oral capsule, which are tested, at least, annually for impairment requirement. The technology and the rights were reviewed for impairment individually. The assessment of the value of the technology and the rights is based on the fair value less cost of disposals of each individual asset. The fair value less cost of disposals is based on cash flows that are expected to be generated over the remaining life of the asset.

The following table shows the discount rate used before tax:

	Year Ended December 31,
Parameter, %	2022	2021
Discount rate NOX platform	12.0	17.7
Discount rate Budenofalk 3 mg oral capsule	12.0	12.4

When the technology and the rights are tested for impairment requirement, a number of assumptions are made, where the most critical assumptions mainly consist of the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rate. The earlier in the chain of development the project is, the higher the risk. As it passes through the defined phases of development, the likelihood of reaching the market increases. The review of the technology and the rights showed no impairment.